Note 2 - Going Concern (Details) (USD $)	3 Months Ended		12 Months Ended							92 Months Ended	95 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2014
Details
REVENUES
Net loss	198,174	768,751	1,956,872	1,310,934	2,284,393	2,119,059	730,743	1,695,766	526,833	10,668,408	10,866,582
Deficit accumulated during the development stage	10,866,582		10,668,408	8,711,536						10,668,408	10,866,582
Net loss	$ (198,174)	$ (768,751)	$ (1,956,872)	$ (1,310,934)	$ (2,284,393)	$ (2,119,059)	$ (730,743)	$ (1,695,766)	$ (526,833)	$ (10,668,408)	$ (10,866,582)